Offsets	Aug. 26, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Viper Energy, Inc.
Form or Filing Type	S-3
File Number	333-286315
Initial Filing Date	Apr. 01, 2025
Fee Offset Claimed	$ 84,049.59
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock
Unsold Securities Associated with Fee Offset Claimed | shares	12,493,697
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 548,984,909.98
Offset Note
(1)
On August 19, 2025, Viper Energy, Inc. consummated a merger transaction with Sitio Royalties Corp. pursuant to an Agreement and Plan of Merger, dated June 2, 2025. For SEC reporting purposes, the Registrant’s predecessor is Viper Energy, Inc. (now known as VNOM Sub, Inc.) for the period prior to August 19, 2025.

(2)
Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 12,493,697 unsold shares of Class A common stock with a maximum aggregate offering price of $548,984,909.98 that were previously registered under a Registration Statement on Form
S-3
with the U.S. Securities and Exchange Commission (the “SEC”) on April 1, 2025 (File
No. 333-286315)
(“Registration Statement I”) and became effective on filing on April 1, 2025. A filing fee of $84,049.59 with respect to 12,493,697 shares of Class A common stock with a maximum aggregate offering price of $548,984,909.98 was paid in connection with the filing of Registration Statement I, which will continue to be applied to the unsold shares of Class A common stock included on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 203,172,011 shares of Class A common stock being registered
h
ereby is offset by $84,049.59 in registration fees previously paid with respect to the shares of Class A common stock that were registered but not sold pursuant to the Registration Statement I. All offerings under Registration Statement I have been terminated.

Termination / Withdrawal Statement	All offerings under Registration Statement I have been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Viper Energy, Inc.
Form or Filing Type	S-3
File Number	333-286315
Filing Date	Apr. 01, 2025
Fee Paid with Fee Offset Source	$ 84,049.59
Offset Note
(1)
On August 19, 2025, Viper Energy, Inc. consummated a merger transaction with Sitio Royalties Corp. pursuant to an Agreement and Plan of Merger, dated June 2, 2025. For SEC reporting purposes, the Registrant’s predecessor is Viper Energy, Inc. (now known as VNOM Sub, Inc.) for the period prior to August 19, 2025.

(2)
Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 12,493,697 unsold shares of Class A common stock with a maximum aggregate offering price of $548,984,909.98 that were previously registered under a Registration Statement on Form
S-3
with the U.S. Securities and Exchange Commission (the “SEC”) on April 1, 2025 (File
No. 333-286315)
(“Registration Statement I”) and became effective on filing on April 1, 2025. A filing fee of $84,049.59 with respect to 12,493,697 shares of Class A common stock with a maximum aggregate offering price of $548,984,909.98 was paid in connection with the filing of Registration Statement I, which will continue to be applied to the unsold shares of Class A common stock included on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 203,172,011 shares of Class A common stock being registered
h
ereby is offset by $84,049.59 in registration fees previously paid with respect to the shares of Class A common stock that were registered but not sold pursuant to the Registration Statement I. All offerings under Registration Statement I have been terminated.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Viper Energy, Inc.
Form or Filing Type	S-3
File Number	333-277668
Initial Filing Date	Mar. 05, 2024
Fee Offset Claimed	$ 522,182.29
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock
Unsold Securities Associated with Fee Offset Claimed | shares	98,656,453
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,537,820,405
Offset Note
(1)
On August 19, 2025, Viper Energy, Inc. consummated a merger transaction with Sitio Royalties Corp. pursuant to an Agreement and Plan of Merger, dated June 2, 2025. For SEC reporting purposes, the Registrant’s predecessor is Viper Energy, Inc. (now known as VNOM Sub, Inc.) for the period prior to August 19, 2025.

(3)
Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 98,656,453 unsold shares of Class A common stock with a maximum aggregate offering price of $3,537,820,405 that were previously registered under a Registration Statement on Form
S-3
with the U.S. Securities and Exchange Commission (the “SEC”) on March 5, 2024 (File
No. 333-277668)
(“Registration Statement II”) and declared effective on March 5, 2024. A filing fee of $522,182.29 with respect to 98,656,453 shares of Class A common stock with a maximum aggregate offering price of $3,537,820,405 was paid in connection with the filing of Registration Statement II, which will continue to be applied to the unsold shares of Class A common stock included on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 203,172,011 shares of Class A common stock being registered hereby is offset by $522,182.29 in registration fees previously paid with respect to the shares of Class A common stock that were registered but not sold pursuant t
o th
e Registration Statement II. All offerings under Registration Statement II have been terminated.

Termination / Withdrawal Statement	All offerings under Registration Statement II have been terminated.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Viper Energy, Inc.
Form or Filing Type	S-3
File Number	333-277668
Filing Date	Mar. 05, 2024
Fee Paid with Fee Offset Source	$ 522,182.29
Offset Note
(1)
On August 19, 2025, Viper Energy, Inc. consummated a merger transaction with Sitio Royalties Corp. pursuant to an Agreement and Plan of Merger, dated June 2, 2025. For SEC reporting purposes, the Registrant’s predecessor is Viper Energy, Inc. (now known as VNOM Sub, Inc.) for the period prior to August 19, 2025.

(3)
Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 98,656,453 unsold shares of Class A common stock with a maximum aggregate offering price of $3,537,820,405 that were previously registered under a Registration Statement on Form
S-3
with the U.S. Securities and Exchange Commission (the “SEC”) on March 5, 2024 (File
No. 333-277668)
(“Registration Statement II”) and declared effective on March 5, 2024. A filing fee of $522,182.29 with respect to 98,656,453 shares of Class A common stock with a maximum aggregate offering price of $3,537,820,405 was paid in connection with the filing of Registration Statement II, which will continue to be applied to the unsold shares of Class A common stock included on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 203,172,011 shares of Class A common stock being registered hereby is offset by $522,182.29 in registration fees previously paid with respect to the shares of Class A common stock that were registered but not sold pursuant t
o th
e Registration Statement II. All offerings under Registration Statement II have been terminated.